UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 38,456,989	$ 44,473,270
Other financial assets	889,393	11,695,528
Trade receivables	187,509,041	207,320,974
Other receivables	16,135,221	18,298,672
Recoverable income tax	1,790,249	655,691
Inventories	92,019,649	125,929,768
Biological assets	1,407,402	294,134
Total current assets	338,207,944	408,668,037
NON-CURRENT ASSETS
Other financial assets	444,530	634,553
Other receivables	19,927,005	17,957,121
Recoverable income tax	17,716	10,889
Deferred tax assets	13,970,973	9,698,860
Investments in joint ventures and associates	39,120,728	39,786,353
Investment properties	525,767	560,783
Property, plant and equipment	75,344,269	74,573,278
Intangible assets	181,823,403	176,893,136
Goodwill	112,163,432	112,163,432
Right of use asset	16,668,470	11,601,752
Total non-current assets	460,006,293	443,880,157
Total assets	798,214,237	852,548,194
CURRENT LIABILITIES
Trade and other payables	128,600,242	168,732,469
Borrowings	95,643,533	136,747,198
Employee benefits and social security	7,831,902	7,340,958
Deferred revenue and advances from customers	3,862,028	3,923,140
Income tax payable	3,505,260	4,825,271
Consideration for acquisition	1,795,985	4,617,281
Secured notes	85,430,719
Lease liabilities	5,639,789	3,122,778
Total current liabilities	332,309,458	329,309,095
NON-CURRENT LIABILITIES
Borrowings	75,693,161	42,104,882
Deferred revenue and advances from customers	1,436,912	1,925,138
Joint ventures and associates	800,596	296,455
Deferred tax liabilities	30,487,113	34,995,791
Provisions	1,135,438	1,255,702
Consideration for acquisition	478,212	2,309,234
Secured notes		80,809,686
Lease liabilities	10,896,775	8,161,359
Total non-current liabilities	120,928,207	171,858,247
Total liabilities	453,237,665	501,167,342
EQUITY
Equity attributable to owners of the parent	308,456,650	315,041,257
Non-controlling interest	36,519,922	36,339,595
Total equity	344,976,572	351,380,852
Total equity and liabilities	$ 798,214,237	$ 852,548,194